Lease Liabilities (Tables)	12 Months Ended
Feb. 28, 2021
Capitalized Lease Liabilities [Abstract]
Schedule of lease liabilities
	2021	2020
	Figures in Rand thousands
Maturities analysis
– within one year	38,401	44,849
– within two to four years	46,576	43,241
– over four years	13,707	10,907
Present value of lease payments	98,684	98,997
Non-current liabilities	60,283	54,148
Current liabilities	38,401	44,849
	98,684	98,997